PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Mine Assets	$ 450,000	$ 450,000
Total	$ 450,000	$ 450,000